Investments (Tables)	12 Months Ended
Dec. 31, 2019
Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

	Amortized cost	Gross unrealized		Fair value
($ in thousands)		Gains	Losses
December 31, 2019
U.S. government and agencies	$43,280	$9,534	$—	$52,814
Municipal	433,038	119,242	—	552,280
Corporate	3,400,471	277,338	(2,564)	3,675,245
Foreign government	133,635	6,531	—	140,166
MBS	12,683	1,174	—	13,857

Total fixed income securities	$4,023,107	$413,819	$(2,564)	$4,434,362

December 31, 2018
U.S. government and agencies	$76,070	$9,394	$—	$85,464
Municipal	615,511	88,530	(118)	703,923
Corporate	3,514,421	118,369	(69,959)	3,562,831
Foreign government	128,926	7,896	—	136,822
ABS	19,906	—	(18)	19,888
MBS	20,276	1,166	(26)	21,416

Total fixed income securities	$4,375,110	$225,355	$(70,121)	$4,530,344

Schedule of Net Investment Income

Net investment income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2019	2018	2017
Fixed income securities	$208,816	$214,039	$228,507
Mortgage loans	32,566	30,920	28,263
Equity securities	4,283	5,565	5,465
Limited partnership interests	15,348	43,365	53,917
Short-term investments	4,393	2,966	1,200
Policy loans	2,343	2,339	2,443

Investment income, before expense	267,749	299,194	319,795
Investment expense	(11,743)	(11,311)	(9,100)

Net investment income	$256,006	$287,883	$310,695

Schedule of Realized Capital Gains (Losses) by Asset Type

Realized capital gains (losses) by asset type for the years ended December 31 are as follows:

($ in thousands)	2019	2018	2017
Fixed income securities	$1,389	$(1,306)	$5,436
Mortgage loans	—	466	1,128
Equity securities	40,780	(16,364)	799
Limited partnership interests	5,383	(3,895)	6,451
Derivatives	59,087	638	52,506
Short-term investments	(12)	(93)	12

Realized capital gains (losses)	$106,627	$(20,554)	$66,332

Schedule of Realized Capital Gains (Losses) by Transaction Type

Realized capital gains (losses) by transaction type for the years ended December 31 are as follows:

($ in thousands)	2019	2018	2017
Impairment write-downs	$(169)	$(285)	$(5,370)
Sales	4,698	(1,548)	19,196
Valuation of equity investments (1)	43,011	(19,359)	—
Valuation and settlements of derivative instruments	59,087	638	52,506

Realized capital gains (losses)	$106,627	$(20,554)	$66,332

(1)	Includes valuation of equity securities and certain limited partnership interests where the underlying assets are predominately public equity securities.

Schedule of Net Pre-Tax Appreciation (Decline) of Equity Securities and Limited Partnership Interests Carried at Fair Value Recognized in Net Income

The following table presents the net pre-tax appreciation (decline) recognized in net income of equity securities and limited partnership interests carried at fair value that are still held as of December 31, 2019 and 2018, respectively.

	For the years ended December 31,
($ in thousands)	2019	2018
Equity securities	$29,558	$(12,897)
Limited partnership interests carried at fair value	9,165	16,968

Total	$38,723	$4,071

Schedule of Other-Than-Temporary Impairment Losses by Asset Type

OTTI losses by asset type for the years ended December 31 are as follows:

	2019			2018			2017
($ in thousands)	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Corporate	$—	$—	$—	$—	$—	$—	$(1,481)	$—	$(1,481)
MBS	(1,202)	1,033	(169)	(68)	(217)	(285)	(2,338)	893	(1,445)

Total fixed income securities	(1,202)	1,033	(169)	(68)	(217)	(285)	(3,819)	893	(2,926)
Equity securities	—	—	—	—	—	—	(2,422)	—	(2,422)
Limited partnership interests	—	—	—	—	—	—	(22)	—	(22)

OTTI losses	$(1,202)	$1,033	$(169)	$(68)	$(217)	$(285)	$(6,263)	$893	$(5,370)

Schedule of other-than-temporary impairment losses on fixed income securities included in Accumulated Other Comprehensive Income

The total amount of OTTI losses included in AOCI at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table.

($ in thousands)	December 31, 2019	December 31, 2018
MBS (1)	$(1,188)	$(358)

(1)

The amounts exclude $2.0 million and $1.9 million as of December 31, 2019 and 2018, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

Schedule of Rollforwards of Cumulative Credit Losses Recognized in Earnings for Fixed Income Securities Held

Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in thousands)	2019	2018	2017
Beginning balance	$(2,684)	$(3,192)	$(4,594)
Additional credit loss for securities previously other-than-temporarily impaired	(169)	(285)	(128)
Additional credit loss for securities not previously other-than-temporarily impaired	—	—	(2,798)
Reduction in credit loss for securities disposed or collected	1,740	793	4,328

Ending balance	$(1,113)	$(2,684)	$(3,192)

Schedule of Unrealized Net Capital Gains and Losses Included in Accumulated Other Comprehensive Income

Unrealized net capital gains and losses included in AOCI are as follows:

($ in thousands)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2019		Gains	Losses
Fixed income securities	$4,434,362	$413,819	$(2,564)	$411,255
Short-term investments	224,098	4	(17)	(13)
EMA limited partnerships (1)				(205)

Unrealized net capital gains and losses, pre-tax				411,037
Amounts recognized for:
Insurance reserves (2)				(231,357)
DAC and DSI (3)				(21,820)

Amounts recognized				(253,177)
Deferred income taxes				(33,151)

Unrealized net capital gains and losses, after-tax				$124,709

December 31, 2018
Fixed income securities	$4,530,344	$225,355	$(70,121)	$155,234
Short-term investments	88,548	—	(4)	(4)
EMA limited partnerships				(50)

Unrealized net capital gains and losses, pre-tax				155,180
Amounts recognized for:
Insurance reserves				(80,628)
DAC and DSI				(2,277)

Amounts recognized				(82,905)
Deferred income taxes				(15,178)

Unrealized net capital gains and losses, after-tax				$57,097

(1)

Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ OCI. Fair value and gross unrealized gains and losses are not applicable.

(2)

The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate annuities with life contingencies).

(3)

The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

Schedule of Change in Unrealized net Capital Gains and Losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2019	2018	2017
Fixed income securities	$256,021	$(212,483)	$29,700
Equity securities (1)	—	—	32,927
Short-term investments	(9)	9	(12)
EMA limited partnerships	(155)	(40)	51

Total	255,857	(212,514)	62,666
Amounts recognized for:
Insurance reserves	(150,729)	141,714	(165,992)
DAC and DSI	(19,543)	6,780	1,465

Amounts recognized	(170,272)	148,494	(164,527)
Deferred income taxes	(17,973)	13,445	60,664

Increase (decrease) in unrealized net capital gains and losses, after-tax	$67,612	$(50,575)	$(41,197)

(1)

Upon adoption of the recognition and measurement accounting standard on January 1, 2018, $42.4 million of pre-tax unrealized net capital gains for equity securities were reclassified from AOCI to retained income.

Summary of Gross Unrealized Losses and Fair Value of Fixed Income and Equity Securities by Length of Time

The following table summarizes the gross unrealized losses and fair value of securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in thousands)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses
December 31, 2019
Fixed income securities
Corporate	44	$104,484	$(815)	17	$31,900	$(1,749)	$(2,564)
MBS	2	38	—	2	1	—	—

Total fixed income securities	46	$104,522	$(815)	19	$31,901	$(1,749)	$(2,564)

Investment grade fixed income securities	22	$82,142	$(347)	3	$9,845	$(130)	$(477)
Below investment grade fixed income securities	24	22,380	(468)	16	22,056	(1,619)	(2,087)

Total fixed income securities	46	$104,522	$(815)	19	$31,901	$(1,749)	$(2,564)

December 31, 2018
Fixed income securities
Municipal	1	$9,371	$(11)	1	$4,893	$(107)	$(118)
Corporate	451	1,308,566	(40,510)	123	480,729	(29,449)	(69,959)
ABS	1	10,010	(9)	1	9,878	(9)	(18)
MBS	90	1,086	(5)	20	939	(21)	(26)

Total fixed income securities	543	$1,329,033	$(40,535)	145	$496,439	$(29,586)	$(70,121)

Schedule of Gross Unrealized Losses by Unrealized Loss Position and Credit quality

The following table summarizes gross unrealized losses by unrealized loss position and credit quality as of December 31, 2019.

($ in thousands)	Investment grade	Below investment grade	Total
Fixed income securities with unrealized loss position less than 20% of amortized cost (1) (2)	$(477)	$(1,722)	$(2,199)
Fixed income securities with unrealized loss position greater than or equal to 20% of amortized cost (3) (4)	—	(365)	(365)

Total unrealized losses	$(477)	$(2,087)	$(2,564)

(1)	Below investment grade fixed income securities include $468 thousand that have been in an unrealized loss position for less than twelve months.
(2)

Related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired.

(3)	No below investment grade fixed income securities have been in an unrealized loss position for a period of twelve or more consecutive months.
(4)

Evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations.

Schedule of Commercial Mortgage Loans by Geographic Distribution

The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2019	2018
Texas	19.9%	16.1%
California	16.7	18.4
North Carolina	8.2	8.8
Utah	5.9	2.1
Nevada	5.8	6.3
New Jersey	5.6	6.6
Illinois	5.5	6.1

Schedule of Types of Properties Collateralizing Commercial Mortgage Loans

The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2019	2018
Apartment complex	32.6%	31.3%
Office buildings	27.4	27.2
Warehouse	16.5	15.7
Retail	15.6	17.3
Other	7.9	8.5

Total	100.0%	100.0%

Summary of Carrying Value of Non-Impaired Mortgage Loans by Debt Service Coverage Ration Distribution

The following table reflects the carrying value of non-impaired mortgage loans summarized by debt service coverage ratio distribution as of December 31.

	2019			2018
($ in thousands) Debt service coverage ratio distribution	Fixed rate mortgage loans	Variable rate mortgage loans	Total	Fixed rate mortgage loans	Variable rate mortgage loans	Total
Below 1.0	$—	$—	$—	$—	$—	$—
1.0 - 1.25	48,780	—	48,780	25,447	—	25,447
1.26 - 1.50	221,384	—	221,384	189,063	—	189,063
Above 1.50	434,675	28,419	463,094	453,153	28,399	481,552

Total non-impaired mortgage loans	$704,839	$28,419	$733,258	$667,663	$28,399	$696,062

Schedule of Municipal Bonds Held For Investment by Geographic Distribution

The Company maintains a diversified portfolio of municipal bonds which totaled $552.3 million and $703.9 million as of December 31, 2019 and 2018, respectively. The municipal bond portfolio includes general obligations of state and local issuers and revenue bonds (including pre-refunded bonds, which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest). The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2019	2018
California	33.3%	28.1%
Texas	10.8	12.2
Oregon	10.6	7.6
Illinois	8.0	5.9

Mortgage loans
Schedule of Securities Based on Contractual Maturities

The contractual maturities of the mortgage loan portfolio as of December 31, 2019 are as follows:

($ in thousands)	Number of loans	Carrying value	Percent
2020	2	$7,235	1.0%
2021	9	57,821	7.9
2022	10	61,004	8.3
2023	14	111,481	15.2
Thereafter	62	495,717	67.6

Total	97	$733,258	100.0%

Fixed income securities
Schedule of Securities Based on Contractual Maturities

Scheduled maturities

The scheduled maturities for fixed income securities are as follows:

	As of December 31, 2019
($ in thousands)	Amortized cost	Fair value
Due in one year or less	$319,944	$322,640
Due after one year through five years	1,257,931	1,320,313
Due after five years through ten years	1,613,303	1,733,809
Due after ten years	819,246	1,043,743

	4,010,424	4,420,505
MBS	12,683	13,857

Total	$4,023,107	$4,434,362